Shareholders' Equity (Schedule Of Share Repurchases) (Details) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Shareholders' Equity [Abstract]
Shares repurchased	267,000	183,025	142,823
Cost	$ 1,176,661	$ 846,287	$ 425,345